SUPPLEMENT DATED JULY 28, 2025
                      TO THE VARIABLE ANNUITY PROSPECTUS
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                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE SEPARATE ACCOUNT
                   WM Diversified Strategies Variable Annuity
                  WM Diversified Strategies III Variable Annuity

         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                          FS VARIABLE SEPARATE ACCOUNT
                  WM Diversified Strategies III Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

Effective on or about July 28, 2025, the SA JPMorgan Global Equities Portfolio is renamed the SA Fidelity Institutional AM(R) Global Equities Portfolio and FIAM LLC became its subadvisor. Additionally, the current expense is amended as below:

-------------------------------------     ------------------------------------
   Former Underlying Fund Name                  New Underlying Fund Name
             Advisor                                   Advisor
            Subadvisor                                Subadvisor
-------------------------------------     ------------------------------------
SA JPMorgan Global Equities               SA Fidelity Insitutional AM(R)
Portfolio                                 Global Equities Portfolio
SunAmerica Asset Management, LLC          SunAmerica Asset Management, LLC
J.P. Morgan Investment Management Inc.    FIAM LLC
-------------------------------------     ------------------------------------


All references to the above Underlying Funds in the Prospectus are replaced accordingly.

Additional information regarding the Funds, including the Fund prospectuses, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.